Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000006689 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000006689 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000006689 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000006689 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006689 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000006689 | Invesco S&P 500 Equal Weight ETFFR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000006689 | Uniform Mortgage-Backed Security, TBAFR_01F020695
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006689 | Uniform Mortgage-Backed Security, TBAFR_01F042699
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006689 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006689 | Uniform Mortgage-Backed Security, TBAFR_01F050692
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006692 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000006692 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000006692 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000006692 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006692 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000006692 | Invesco S&P 500 Equal Weight ETFFR_46137V357
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000006692 | Uniform Mortgage-Backed Security, TBAFR_01F020695
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006692 | Uniform Mortgage-Backed Security, TBAFR_01F042699
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006692 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006692 | Uniform Mortgage-Backed Security, TBAFR_01F050692
Holdings [Line Items]
Percent of Net Asset Value	1.20%